Property and equipment	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Property and equipment
Property and equipment

	Leasehold improvements $	Office equipment and furniture $	Computer equipment and software $	Total $
Year ended December 31, 2017
As at January 1, 2017	5	5	19	29
Additions	—	—	25	25
Disposal	—	—	(1)	(1)
Amortization	(5)	(2)	(15)	(22)
Net book value	—	3	28	31
As at December 31, 2017
Cost	34	41	156	231
Accumulated amortization	(34)	(38)	(128)	(200)
Net book value	—	3	28	31
Year ended
Year ended December 31, 2016
As at January 1, 2016	16	8	12	36
Additions	—	—	15	15
Amortization	(11)	(3)	(8)	(22)
Net book value	5	5	19	29
As at December 31, 2016
Cost	34	41	139	214
Accumulated amortization	(29)	(36)	(120)	(185)
Net book value	5	5	19	29